ASSETS HELD-FOR-SALE (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Assets held-for-sale
Total assets held-for-sale	$ 182,797	$ 392,089
Liabilities held for sale
Total liabilities held-for-sale	185,872	279,272
Assets and associated liabilities in Canada and United Kingdom | Held-for-sale
Assets held-for-sale
Cash and cash equivalents	7,714	8,921
Restricted cash - current	129	41
Accounts receivable trade, net	1,161	6,555
Prepaid expenses and other current assets	8,394	7,427
Solar power systems, net	165,312	290,613
Intangible assets, net		68,438
Other non-current assets	87	10,094
Total assets held-for-sale	182,797	392,089
Liabilities held for sale
Short-term borrowings	4,862	12,221
Accounts payable	100	880
Other payables	2,022	13,240
Derivative liabilities - current		3,863
Other current liabilities	918	1,537
Long-term borrowings	161,323	224,545
Derivative liabilities - non-current	4,024	16,672
Other non-current liabilities	12,623	6,314
Total liabilities held-for-sale	$ 185,872	$ 279,272